ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenue	¥ 35,129,458,616	$ 5,383,825,075	¥ 29,746,287,759	¥ 25,042,613,341
Cost of revenues	(28,957,798,084)	(4,437,976,718)	(24,314,602,138)	(21,528,868,419)
Gross profit	6,171,660,532	945,848,357	5,431,685,621	3,513,744,922
Total operating (expenses)/income	(4,386,713,170)	(672,293,206)	(3,702,059,110)	(2,868,818,098)
Income/(loss) from operations	1,784,947,362	273,555,151	1,729,626,511	644,926,824
Convertible senior notes issuance costs	0	0	(18,646,101)	0
Share of income from subsidiaries and affiliates	(52,705,838)	(8,077,523)	(48,854,715)	2,609,853
Interest (expenses)/income, net	(459,233,810)	(70,380,661)	(391,582,064)	(295,692,041)
Exchange gain/(loss)	(336,522,915)	(51,574,393)	8,808,559	33,681,095
Income before income taxes	566,371,892	86,800,290	1,251,186,211	407,375,203
Income tax expenses	(178,410,780)	(27,342,648)	(277,979,001)	(4,409,523)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	230,384,653	35,307,993	898,662,226	406,478,694
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue		0	0	0
Cost of revenues			0	0
Gross profit			0	0
Total operating (expenses)/income	1,227,529	188,127	474,214	(2,267,582)
Other income, net	5,063,775	776,057	8,922,475	6,249,651
Income/(loss) from operations	6,291,304	964,184	9,396,689	3,982,069
Convertible senior notes issuance costs			(18,646,101)
Share of income from subsidiaries and affiliates	1,015,006,438	155,556,542	911,593,940	348,543,952
Interest (expenses)/income, net	8,596,365	1,317,451	8,421,898	(722)
Exchange gain/(loss)	(73,717,931)	(11,297,767)	17,153,258	53,953,395
Change in fair value of convertible senior notes and call option	(725,791,523)	(111,232,417)	(29,257,458)
Income before income taxes	230,384,653	35,307,993	898,662,226	406,478,694
Income tax expenses | $		0
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 230,384,653	$ 35,307,993	¥ 898,662,226	¥ 406,478,694